COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Operating Leased Assets [Line Items]
2015	$ 1,798
2016	773
2017	578
2018 and thereafter	583
Operating Leases, Future Minimum Payments Due	$ 3,732